Segments (Schedule of Revenue by Major Customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
INCOME BEFORE INCOME TAXES		$ 143,469	$ 217,267	$ 201,466
INCOME TAXES BENEFIT (EXPENSES)		37,806	(19,348)	(39,946)
NET INCOME		181,275	197,919	$ 161,520
CODM [Member]
Revenue, Major Customer [Line Items]
Revenues from customers		394,818	492,048
Employee salaries including commission expenses		101,920	109,484
Marketing expenses		26,987	29,039
Share based compensation		16,569	23,600
Interest income		33,537	21,128
Depreciation		728	623
Other expenses	[1]	138,682	133,163
INCOME BEFORE INCOME TAXES		143,469	217,267
INCOME TAXES BENEFIT (EXPENSES)		37,806	(19,348)
NET INCOME		$ 181,275	$ 197,919

[1]	Other expenses included in net income includes cost of revenues (excluding salaries, depreciation and share based compensation); research and development expenses (excluding salaries, depreciation and share based compensation); sales expenses (excluding salaries, commission, depreciation and share based compensation); general and administrative expenses (excluding salaries and share based compensation); and finance expenses of exchange rate and bank commission.